UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment | |

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Quest Global Advisors
                                 Address: 10 Wilsey Square, Suite 200
                                          Ridgewood, NJ 07450




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  James Doolin
Title: Partner
Phone: 201-670-6700

Signature,                               Place,             and Date of Signing:


/s/  James Doolin			Ridgewood, NJ       May 07, 2010
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:   $161,679 (thousands)


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FORM 13F INFORMATION TABLE

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
COLUMN 1				COLUMN  2		COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8
                              		TITLE OF        	          	VALUE 		SHARES/  	SH/ PUT/ 	INVSTMT 	OTHER   VOTING 		AUTHORITY
    NAME OF ISSUER             		CLASS           	CUSIP   	x$1000 		PRN AMT  	PRN CALL 	DSCRETN 	MNGRS  	SOLE    	SHARED    NONE
-----------------------      		--------        	--------- 	------ 		-------- 	--- ---- 	------- 	------- -------  	------   -------
ALCOA INC				NOTE 5.250% 3/1		013817AT8	9,245m		4000000		PRN		SOLE		NONE	4000000
ALLERGAN INC				NOTE 1.500% 4/0		018490AL6	8,634m		7500000		PRN		SOLE		NONE	7500000
ALLIANT TECHSYSTEMS INC			NOTE 2.750% 9/1		018804AN4	5,119m		5000000		PRN		SOLE		NONE	5000000
AMGEN INC				NOTE 3/0		031162AN0	9,925m		10000000	PRN		SOLE		NONE	10000000
ANIXTER INTL INC			NOTE 1.000% 2/1		035290AJ4	1,930m		2000000		PRN		SOLE		NONE	2000000
ANNALY CAP MGMT INC			NOTE 4.000% 2/1		035710AA0	3,030m		3000000		PRN		SOLE		NONE	3000000
ARCELORMITTAL SA LUXEMBOURG		NOTE 5.000% 5/1		03938LAK0	1,594m		1000000		PRN		SOLE		NONE	1000000
ARCHER DANIELS MIDLAND CO		NOTE 0.875% 2/1		039483AW2	4,963m		5000000		PRN		SOLE		NONE	5000000
BORGWARNER INC				NOTE 3.500% 4/1		099724AF3	6,556m		5000000		PRN		SOLE		NONE	5000000
CHEMED CORP NEW				NOTE 1.875% 5/1		16359RAC7	1,830m		2000000		PRN		SOLE		NONE	2000000
CMS ENERGY CORP				NOTE 2.875%  12/0	125896AW0	8,505m		7000000		PRN		SOLE		NONE	7000000
COINSTAR INC				NOTE 4.000% 9/0		19259PAF9	3,210m		3000000		PRN		SOLE		NONE	3000000
INGERSOLL-RAND GLOBAL HLDG C		NOTE 4.500% 4/1		45687AAD4	9,975m		5000000		PRN		SOLE		NONE	5000000
INVITROGEN CORP				NOTE 2.000% 8/0		46185RAJ9	12,270m		8000000		PRN		SOLE		NONE	8000000
L-3 COMMUNICATIONS CORP			DEBT 3.000% 8/0		502413AW7	4,410m		4200000		PRN		SOLE		NONE	4200000
LINCARE HLDGS INC			DBCV 2.750%11/0		532791AE0	5,775m		5000000		PRN		SOLE		NONE	5000000
MEDTRONIC INC				NOTE 1.500% 4/1		585055AL0	10,188m		10000000	PRN		SOLE		NONE	10000000
MICRON TECHNOLOGY INC			NOTE 1.875% 6/0		595112AH6	7,163m		7500000		PRN		SOLE		NONE	7500000
NEWELL RUBBERMAID INC			NOTE 5.500% 3/1		651229AH9	7,515m		4000000		PRN		SOLE		NONE	4000000
NEWMONT MINING CORP			NOTE 1.250% 7/1		651639AK2	6,325m		5000000		PRN		SOLE		NONE	5000000
PLACER DOME INC 			DBCV 2.750%10/1		725906AK7	7,875m		5000000		PRN		SOLE		NONE	5000000
QWEST COMMUNICATIONS INTL IN		NOTE 3.500%11/1		749121BY4	7,893m		7000000		PRN		SOLE		NONE	7000000
PROSHARES TR				PSHS ULSHT 7-10Y	74347R313	3,094m		60000		PRN		SOLE		NONE	60000
SYMANTEC CORP				NOTE 0.750% 6/1		871503AD0	4,170m		4000000		PRN		SOLE		NONE	4000000
UNITED STATES STL CORP NEW		NOTE 4.000% 5/1		912909AE8	10,488m		5000000		PRN		SOLE		NONE	5000000


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